FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.8%
	COMMUNICATIONS — 11.2%
6,813	Alphabet, Inc. - Class A1	$1,959,146
5,446	Alphabet, Inc. - Class C1	1,562,240
10,629	AT&T, Inc.[1]	308,135
81	Booking Holdings, Inc.[1]	341,036
4,025	Comcast Corp. - Class A1	115,558
2,952	Meta Platforms, Inc. - Class A1	1,688,928
5,742	Netflix, Inc.*,1	552,093
4,174	Uber Technologies, Inc.*,1	300,236
6,322	Verizon Communications, Inc.[1]	317,364
2,419	Walt Disney Co.[1]	233,143
		7,377,879
	CONSUMER DISCRETIONARY — 9.2%
13,072	Amazon.com, Inc.*,1	2,722,505
1,337	Home Depot, Inc.[1]	439,726
754	Lowe's Cos., Inc.[1]	178,155
1,794	McDonald's Corp.[1]	557,557
5,560	NIKE, Inc. - Class B1	293,679
2,864	Starbucks Corp.[1]	256,586
3,680	Tesla, Inc.*,1	1,368,040
1,495	TJX Cos., Inc.	238,752
		6,055,000
	CONSUMER STAPLES — 5.4%
2,675	Altria Group, Inc.[1]	176,523
6,167	Coca-Cola Co.[1]	469,000
1,255	Colgate-Palmolive Co.[1]	106,964
620	Costco Wholesale Corp.	617,786
2,055	Mondelez International, Inc. - Class A1	118,450
2,178	PepsiCo, Inc.[1]	338,222
2,480	Philip Morris International, Inc.[1]	410,043
3,638	Procter & Gamble Co.[1]	525,473
6,128	Walmart, Inc.[1]	761,588
		3,524,049
	ENERGY — 4.2%
4,102	Chevron Corp.[1]	848,704
2,678	ConocoPhillips[1]	353,496
9,139	Exxon Mobil Corp.[1]	1,550,523
		2,752,723
	FINANCIALS — 12.8%
936	American Express Co.[1]	283,121
9,248	Bank of America Corp.[1]	450,840

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
3,198	Berkshire Hathaway, Inc. - Class B*	$1,532,482
251	BlackRock, Inc.[1]	241,389
2,913	Charles Schwab Corp.[1]	273,764
3,971	Chubb Ltd.[1]	1,294,268
2,464	Citigroup, Inc.[1]	279,442
524	Goldman Sachs Group, Inc.[1]	443,299
3,747	JPMorgan Chase & Co.[1]	1,102,217
1,430	Mastercard, Inc. - Class A1	714,514
2,107	Morgan Stanley[1]	346,749
1,632	PayPal Holdings, Inc.[1]	73,815
2,140	U.S. Bancorp[1]	111,301
2,944	Visa, Inc. - Class A1	889,795
4,321	Wells Fargo & Co.[1]	343,995
		8,380,991
	HEALTH CARE — 9.4%
4,333	Abbott Laboratories[1]	444,869
2,430	AbbVie, Inc.[1]	528,501
740	Amgen, Inc.[1]	260,369
2,798	Bristol-Myers Squibb Co.[1]	169,699
3,163	CVS Health Corp.[1]	227,167
864	Danaher Corp.[1]	163,814
553	Elevance Health, Inc.[1]	161,891
1,092	Eli Lilly & Co.	1,004,389
1,706	Gilead Sciences, Inc.[1]	237,765
883	Intuitive Surgical, Inc.*,1	407,054
3,312	Johnson & Johnson1	809,585
3,195	Medtronic PLC1	276,847
3,412	Merck & Co., Inc.[1]	410,429
7,817	Pfizer, Inc.[1]	219,501
517	Thermo Fisher Scientific, Inc.[1]	254,121
2,257	UnitedHealth Group, Inc.[1]	610,722
		6,186,723
	INDUSTRIALS — 8.7%
1,345	3M Co.[1]	195,334
1,983	Boeing Co.*,1	394,677
1,185	Caterpillar, Inc.[1]	839,525
636	Deere & Co.[1]	358,259
984	Eaton Corp. PLC	351,947
1,422	Emerson Electric Co.[1]	186,310
437	FedEx Corp.[1]	155,651
2,671	General Electric Co. DBA GE Aerospace[1]	757,950

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
1,608	Honeywell International, Inc.[1]	$363,456
516	Lockheed Martin Corp.[1]	311,865
3,394	RTX Corp.[1]	654,703
1,191	Union Pacific Corp.[1]	288,960
1,484	United Parcel Service, Inc. - Class B1	145,996
3,050	Waste Management, Inc.[1]	700,860
		5,705,493
	MATERIALS — 2.4%
3,103	Linde PLC1	1,538,343

	REAL ESTATE — 1.4%
5,483	American Tower Corp., REIT1	946,256

	TECHNOLOGY — 32.4%
1,141	Accenture PLC1	226,249
771	Adobe, Inc.*,1	187,415
2,219	Advanced Micro Devices, Inc.*,1	451,411
17,304	Apple, Inc.[1]	4,391,582
1,086	Applied Materials, Inc.[1]	371,184
6,437	Broadcom, Inc.[1]	1,992,316
18,751	Cisco Systems, Inc.[1]	1,454,890
6,112	Intel Corp.*,1	269,723
1,720	International Business Machines Corp.[1]	416,911
514	Intuit, Inc.[1]	222,243
1,712	Lam Research Corp.	365,786
1,529	Micron Technology, Inc.	516,557
8,704	Microsoft Corp.[1]	3,221,960
28,458	NVIDIA Corp.[1]	4,963,075
3,095	Oracle Corp.	455,305
4,204	Palantir Technologies, Inc. - Class A*	614,961
1,460	QUALCOMM, Inc.[1]	188,019
540	S&P Global, Inc.[1]	229,684
1,752	Salesforce, Inc.[1]	327,046
1,909	ServiceNow, Inc.*,1	199,586
1,238	Texas Instruments, Inc.[1]	240,345
		21,306,248
	UTILITIES — 2.7%
3,409	Duke Energy Corp.[1]	446,374

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
9,132	NextEra Energy, Inc.[1]	$848,180
4,828	Southern Co.[1]	465,999
		1,760,553
	TOTAL COMMON STOCKS
	(Cost $56,208,625)	65,534,258

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 10.0%
	CALL OPTIONS — 4.7%
	S&P 500 Index
28	Exercise Price: $6,000.01, Notional Amount: $16,800,028, Expiration Date: July 26, 2027*	3,093,603
	TOTAL CALL OPTIONS
	(Cost $1,960,050)	3,093,603
	PUT OPTIONS — 5.3%
	S&P 500 Index
28	Exercise Price: $5,000.01, Notional Amount: $14,000,028, Expiration Date: July 26, 2027*	449,699
130	Exercise Price: $5,459.10, Notional Amount: $70,968,300, Expiration Date: July 26, 2027*	2,997,796
	S&P 500 Mini Index
18	Exercise Price: $545.91, Notional Amount: $982,638, Expiration Date: July 26, 2027*	41,671
	TOTAL PUT OPTIONS
	(Cost $6,418,056)	3,489,166
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $8,378,106)	6,582,769

Number of Shares
	SHORT-TERM INVESTMENTS — 1.5%
992,455	UMB Bank, Money Market Special II Deposit Investment, 3.48%[2]	992,455
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $992,455)	992,455
	TOTAL INVESTMENTS — 111.3%
	(Cost $65,579,186)	73,109,482
	Liabilities in Excess of Other Assets — (11.3)%	(7,409,839)
	TOTAL NET ASSETS — 100.0%	$65,699,643

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (10.0)%
	CALL OPTIONS — (8.5)%
	3M Co.
(2)	Exercise Price: $144.00, Notional Amount: $(28,800), Expiration Date: April 2, 2026*	$(420)
	Abbott Laboratories
(8)	Exercise Price: $105.00, Notional Amount: $(84,000), Expiration Date: April 2, 2026*	(144)
	AbbVie, Inc.
(4)	Exercise Price: $210.00, Notional Amount: $(84,000), Expiration Date: April 2, 2026*	(3,200)
	Accenture PLC
(2)	Exercise Price: $192.50, Notional Amount: $(38,500), Expiration Date: April 2, 2026*	(1,160)
	Adobe, Inc.
(1)	Exercise Price: $235.00, Notional Amount: $(23,500), Expiration Date: April 2, 2026*	(885)
	Advanced Micro Devices, Inc.
(4)	Exercise Price: $202.50, Notional Amount: $(81,000), Expiration Date: April 2, 2026*	(1,610)
	Alphabet, Inc. - Class A
(12)	Exercise Price: $275.00, Notional Amount: $(330,000), Expiration Date: April 2, 2026*	(15,480)
	Alphabet, Inc. - Class C
(10)	Exercise Price: $275.00, Notional Amount: $(275,000), Expiration Date: April 2, 2026*	(12,125)
	Altria Group, Inc.
(5)	Exercise Price: $66.00, Notional Amount: $(33,000), Expiration Date: April 2, 2026*	(250)
	Amazon.com, Inc.
(24)	Exercise Price: $200.00, Notional Amount: $(480,000), Expiration Date: April 2, 2026*	(20,340)
	American Express Co.
(2)	Exercise Price: $292.50, Notional Amount: $(58,500), Expiration Date: April 2, 2026*	(2,110)
	Amgen, Inc.
(1)	Exercise Price: $350.00, Notional Amount: $(35,000), Expiration Date: April 2, 2026*	(498)
	Apple, Inc.
(32)	Exercise Price: $247.50, Notional Amount: $(792,000), Expiration Date: April 2, 2026*	(21,920)
	Applied Materials, Inc.
(2)	Exercise Price: $335.00, Notional Amount: $(67,000), Expiration Date: April 2, 2026*	(2,035)

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	AT&T, Inc.
(19)	Exercise Price: $29.00, Notional Amount: $(55,100), Expiration Date: April 2, 2026*	$(447)
	Bank of America Corp.
(17)	Exercise Price: $47.00, Notional Amount: $(79,900), Expiration Date: April 2, 2026*	(3,119)
	Berkshire Hathaway, Inc. - Class B
(6)	Exercise Price: $470.00, Notional Amount: $(282,000), Expiration Date: April 2, 2026*	(6,105)
	Boeing Co.
(4)	Exercise Price: $190.00, Notional Amount: $(76,000), Expiration Date: April 2, 2026*	(3,670)
	Bristol-Myers Squibb Co.
(5)	Exercise Price: $59.00, Notional Amount: $(29,500), Expiration Date: April 2, 2026*	(808)
	Broadcom, Inc.
(12)	Exercise Price: $300.00, Notional Amount: $(360,000), Expiration Date: April 2, 2026*	(13,380)
	Caterpillar, Inc.
(2)	Exercise Price: $695.00, Notional Amount: $(139,000), Expiration Date: April 2, 2026*	(3,755)
	Charles Schwab Corp.
(5)	Exercise Price: $92.00, Notional Amount: $(46,000), Expiration Date: April 2, 2026*	(1,158)
	Chevron Corp.
(8)	Exercise Price: $212.50, Notional Amount: $(170,000), Expiration Date: April 2, 2026*	(428)
	Cisco Systems, Inc.
(34)	Exercise Price: $80.00, Notional Amount: $(272,000), Expiration Date: April 2, 2026*	(221)
	Citigroup, Inc.
(5)	Exercise Price: $108.00, Notional Amount: $(54,000), Expiration Date: April 2, 2026*	(2,800)
	Coca-Cola Co.
(11)	Exercise Price: $76.00, Notional Amount: $(83,600), Expiration Date: April 2, 2026*	(649)
	Colgate-Palmolive Co.
(2)	Exercise Price: $84.00, Notional Amount: $(16,800), Expiration Date: April 2, 2026*	(335)
	ConocoPhillips
(5)	Exercise Price: $134.00, Notional Amount: $(67,000), Expiration Date: April 2, 2026*	(515)

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Costco Wholesale Corp.
(1)	Exercise Price: $980.00, Notional Amount: $(98,000), Expiration Date: April 2, 2026*	$(1,850)
	CVS Health Corp.
(6)	Exercise Price: $70.00, Notional Amount: $(42,000), Expiration Date: April 2, 2026*	(1,356)
	Danaher Corp.
(2)	Exercise Price: $182.50, Notional Amount: $(36,500), Expiration Date: April 2, 2026*	(1,480)
	Deere & Co.
(1)	Exercise Price: $565.00, Notional Amount: $(56,500), Expiration Date: April 2, 2026*	(635)
	Eaton Corp. PLC
(2)	Exercise Price: $357.50, Notional Amount: $(71,500), Expiration Date: April 2, 2026*	(1,060)
	Eli Lilly & Co.
(2)	Exercise Price: $880.00, Notional Amount: $(176,000), Expiration Date: April 2, 2026*	(8,300)
	Emerson Electric Co.
(3)	Exercise Price: $126.00, Notional Amount: $(37,800), Expiration Date: April 2, 2026*	(1,470)
	Exxon Mobil Corp.
(17)	Exercise Price: $170.00, Notional Amount: $(289,000), Expiration Date: April 2, 2026*	(3,298)
	FedEx Corp.
(1)	Exercise Price: $345.00, Notional Amount: $(34,500), Expiration Date: April 2, 2026*	(1,238)
	General Electric Co. DBA GE Aerospace
(5)	Exercise Price: $285.00, Notional Amount: $(142,500), Expiration Date: April 2, 2026*	(1,465)
	Gilead Sciences, Inc.
(3)	Exercise Price: $135.00, Notional Amount: $(40,500), Expiration Date: April 2, 2026*	(1,313)
	Goldman Sachs Group, Inc.
(1)	Exercise Price: $800.00, Notional Amount: $(80,000), Expiration Date: April 2, 2026*	(4,552)
	Home Depot, Inc.
(2)	Exercise Price: $322.50, Notional Amount: $(64,500), Expiration Date: April 2, 2026*	(1,460)
	Honeywell International, Inc.
(3)	Exercise Price: $222.50, Notional Amount: $(66,750), Expiration Date: April 2, 2026*	(1,305)

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Intel Corp.
(11)	Exercise Price: $43.00, Notional Amount: $(47,300), Expiration Date: April 2, 2026*	$(1,765)
	International Business Machines Corp.
(3)	Exercise Price: $235.00, Notional Amount: $(70,500), Expiration Date: April 2, 2026*	(2,392)
	Intuit, Inc.
(1)	Exercise Price: $415.00, Notional Amount: $(41,500), Expiration Date: April 2, 2026*	(1,930)
	Intuitive Surgical, Inc.
(2)	Exercise Price: $455.00, Notional Amount: $(91,000), Expiration Date: April 2, 2026*	(1,790)
	Johnson & Johnson
(6)	Exercise Price: $240.00, Notional Amount: $(144,000), Expiration Date: April 2, 2026*	(3,075)
	JPMorgan Chase & Co.
(7)	Exercise Price: $282.50, Notional Amount: $(197,750), Expiration Date: April 2, 2026*	(8,452)
	Lam Research Corp.
(3)	Exercise Price: $210.00, Notional Amount: $(63,000), Expiration Date: April 2, 2026*	(2,242)
	Lockheed Martin Corp.
(1)	Exercise Price: $615.00, Notional Amount: $(61,500), Expiration Date: April 2, 2026*	(263)
	Lowe's Cos., Inc.
(1)	Exercise Price: $230.00, Notional Amount: $(23,000), Expiration Date: April 2, 2026*	(688)
	Mastercard, Inc. - Class A
(3)	Exercise Price: $485.00, Notional Amount: $(145,500), Expiration Date: April 2, 2026*	(4,882)
	McDonald's Corp.
(3)	Exercise Price: $307.50, Notional Amount: $(92,250), Expiration Date: April 2, 2026*	(1,373)
	Medtronic PLC
(6)	Exercise Price: $87.00, Notional Amount: $(52,200), Expiration Date: April 2, 2026*	(321)
	Merck & Co., Inc.
(6)	Exercise Price: $120.00, Notional Amount: $(72,000), Expiration Date: April 2, 2026*	(846)
	Meta Platforms, Inc. - Class A
(5)	Exercise Price: $525.00, Notional Amount: $(262,500), Expiration Date: April 2, 2026*	(23,962)

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Micron Technology, Inc.
(3)	Exercise Price: $357.50, Notional Amount: $(107,250), Expiration Date: April 2, 2026*	$(665)
	Microsoft Corp.
(16)	Exercise Price: $355.00, Notional Amount: $(568,000), Expiration Date: April 2, 2026*	(25,240)
	Mondelez International, Inc. - Class A
(4)	Exercise Price: $58.00, Notional Amount: $(23,200), Expiration Date: April 2, 2026*	(190)
	Morgan Stanley
(4)	Exercise Price: $157.50, Notional Amount: $(63,000), Expiration Date: April 2, 2026*	(3,000)
	Netflix, Inc.
(11)	Exercise Price: $93.00, Notional Amount: $(102,300), Expiration Date: April 2, 2026*	(3,767)
	NextEra Energy, Inc.
(17)	Exercise Price: $91.00, Notional Amount: $(154,700), Expiration Date: April 2, 2026*	(3,808)
	NIKE, Inc. - Class B
(10)	Exercise Price: $51.00, Notional Amount: $(51,000), Expiration Date: April 2, 2026*	(3,150)
	NVIDIA Corp.
(52)	Exercise Price: $167.50, Notional Amount: $(871,000), Expiration Date: April 2, 2026*	(37,960)
	Oracle Corp.
(6)	Exercise Price: $140.00, Notional Amount: $(84,000), Expiration Date: April 2, 2026*	(4,635)
	Palantir Technologies, Inc. - Class A
(8)	Exercise Price: $143.00, Notional Amount: $(114,400), Expiration Date: April 2, 2026*	(3,660)
	PayPal Holdings, Inc.
(3)	Exercise Price: $44.00, Notional Amount: $(13,200), Expiration Date: April 2, 2026*	(437)
	PepsiCo, Inc.
(4)	Exercise Price: $152.50, Notional Amount: $(61,000), Expiration Date: April 2, 2026*	(1,400)
	Pfizer, Inc.
(14)	Exercise Price: $27.00, Notional Amount: $(37,800), Expiration Date: April 2, 2026*	(1,526)
	Philip Morris International, Inc.
(5)	Exercise Price: $162.50, Notional Amount: $(81,250), Expiration Date: April 2, 2026*	(1,762)

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Procter & Gamble Co.
(7)	Exercise Price: $143.00, Notional Amount: $(100,100), Expiration Date: April 2, 2026*	$(1,467)
	QUALCOMM, Inc.
(3)	Exercise Price: $127.00, Notional Amount: $(38,100), Expiration Date: April 2, 2026*	(807)
	RTX Corp.
(6)	Exercise Price: $190.00, Notional Amount: $(114,000), Expiration Date: April 2, 2026*	(2,640)
	S&P 500 Index
(28)	Exercise Price: $5,000.01, Notional Amount: $(14,000,028), Expiration Date: July 26, 2027*	(5,227,930)
	S&P Global, Inc.
(1)	Exercise Price: $405.00, Notional Amount: $(40,500), Expiration Date: April 2, 2026*	(2,255)
	Salesforce, Inc.
(3)	Exercise Price: $180.00, Notional Amount: $(54,000), Expiration Date: April 2, 2026*	(2,212)
	ServiceNow, Inc.
(4)	Exercise Price: $100.00, Notional Amount: $(40,000), Expiration Date: April 2, 2026*	(2,060)
	Southern Co.
(9)	Exercise Price: $96.00, Notional Amount: $(86,400), Expiration Date: April 2, 2026*	(900)
	Starbucks Corp.
(5)	Exercise Price: $87.00, Notional Amount: $(43,500), Expiration Date: April 2, 2026*	(1,490)
	Tesla, Inc.
(7)	Exercise Price: $360.00, Notional Amount: $(252,000), Expiration Date: April 2, 2026*	(9,555)
	Texas Instruments, Inc.
(2)	Exercise Price: $190.00, Notional Amount: $(38,000), Expiration Date: April 2, 2026*	(1,045)
	Thermo Fisher Scientific, Inc.
(1)	Exercise Price: $475.00, Notional Amount: $(47,500), Expiration Date: April 2, 2026*	(1,895)
	TJX Cos., Inc.
(3)	Exercise Price: $155.00, Notional Amount: $(46,500), Expiration Date: April 2, 2026*	(1,477)
	U.S. Bancorp
(4)	Exercise Price: $51.00, Notional Amount: $(20,400), Expiration Date: April 2, 2026*	(508)

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Uber Technologies, Inc.
(8)	Exercise Price: $69.00, Notional Amount: $(55,200), Expiration Date: April 2, 2026*	$(2,640)
	Union Pacific Corp.
(2)	Exercise Price: $240.00, Notional Amount: $(48,000), Expiration Date: April 2, 2026*	(850)
	United Parcel Service, Inc. - Class B
(3)	Exercise Price: $95.00, Notional Amount: $(28,500), Expiration Date: April 2, 2026*	(1,034)
	UnitedHealth Group, Inc.
(4)	Exercise Price: $257.50, Notional Amount: $(103,000), Expiration Date: April 2, 2026*	(5,430)
	Verizon Communications, Inc.
(12)	Exercise Price: $50.00, Notional Amount: $(60,000), Expiration Date: April 2, 2026*	(594)
	Visa, Inc. - Class A
(5)	Exercise Price: $295.00, Notional Amount: $(147,500), Expiration Date: April 2, 2026*	(4,037)
	Walmart, Inc.
(11)	Exercise Price: $123.00, Notional Amount: $(135,300), Expiration Date: April 2, 2026*	(2,178)
	Walt Disney Co.
(4)	Exercise Price: $92.00, Notional Amount: $(36,800), Expiration Date: April 2, 2026*	(1,670)
	Wells Fargo & Co.
(8)	Exercise Price: $77.00, Notional Amount: $(61,600), Expiration Date: April 2, 2026*	(2,240)
	TOTAL CALL OPTIONS
	(Proceeds $3,783,825)	(5,572,444)
	PUT OPTIONS — (1.5)%
	S&P 500 Index
(28)	Exercise Price: $6,000.01, Notional Amount: $(16,800,028), Expiration Date: July 26, 2027*	(969,881)
	TOTAL PUT OPTIONS
	(Proceeds $1,735,949)	(969,881)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $5,519,774)	$(6,542,325)

PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.

1 All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $7,614,535, which represents 11.59% of the total net assets of the Fund.

2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A2

PORTFOLIO COMPOSITION (Unaudited)

As of March 31, 2026

Country of Incorporation*	Value	Percent of Total Net Assets
Ireland	$2,393,386	3.6%
Switzerland	1,294,268	2.0%
United States	69,421,828	105.7%
Total Investments	73,109,482	111.3%
Liabilities in Excess of Other Assets	(7,409,839)	(11.3)%
Total Net Assets	$65,699,643	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A2

SUMMARY OF INVESTMENTS (Unaudited)

As of March 31, 2026

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.2%
Consumer Discretionary	9.2%
Consumer Staples	5.4%
Energy	4.2%
Financials	12.8%
Health Care	9.4%
Industrials	8.7%
Materials	2.4%
Real Estate	1.4%
Technology	32.4%
Utilities	2.7%
Total Common Stocks	99.8%
Purchased Options Contracts	10.0%
Short-Term Investments	1.5%
Total Investments	111.3%
Liabilities in Excess of Other Assets	(11.3)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A2

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., (“UMBFS”), the Fund’s administrator (the “Administrator”), calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options ("FLEX Options"), are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC Topic 820 - Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Hedged Equity Income Fund: Series A2

NOTES TO SCHEDULE OF INVESTMENTS - Continued

March 31, 2026 (Unaudited)

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

FT Vest Hedged Equity Income Fund: Series A2 NOTES TO SCHEDULE OF INVESTMENTS - Continued March 31, 2026 (Unaudited)

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$65,534,258	$-	$-	$65,534,258
Short-Term Investments	992,455	-	-	992,455
Total Investments	66,526,713	-	-	66,526,713
Purchased Options Contracts	-	6,582,769	-	6,582,769
Total Investments and Options	$66,526,713	$6,582,769	$-	$73,109,482

Liabilities
Written Options Contracts	$344,514	$6,197,811	$-	$6,542,325
Total Written Options Contracts	$344,514	$6,197,811	$-	$6,542,325

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at year end.